Financial Instruments - Disclosure of financial instruments by category, assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Trade receivables	€ 41,645	€ 23,912
Other assets	1,109	11,988
Cash and cash equivalents	126,080	289,430
TOTAL ASSETS	€ 168,834	€ 325,330